INTEREST-BEARING LOANS AND BORROWINGS (Schedule of movement in the Term Loan and the 7-year convertible notes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of liabilities [line items]
Loan origination costs	$ 0	$ 0	$ 1,638
Non-current liability [Member]
Disclosure of fair value measurement of liabilities [line items]
Balance at January 1	(59,616)
Balance at end of the period	(55,177)	(59,616)
Non-current liability [Member] | 7-year Convertible Note [Member]
Disclosure of fair value measurement of liabilities [line items]
Balance at January 1	(13,746)	0
Principal amount loaned	0	(20,000)
Loan origination costs	0	40
Equity component at date of issue	0	6,709
Accretion interest	(796)	(495)
Balance at end of the period	$ (14,542)	$ (13,746)	$ 0